FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

Level 1: Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2: Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

An asset's or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The Company’s financial instruments that are carried at fair value consist of Level 1 and Level 3 assets and liabilities:

•
Level 1:
o
Level 1 assets include highly liquid bank deposits and money market funds, which were not material in any period presented herein.
o
Level 1 liabilities include the Public Warrants, which are classified as Level 1 due to the use of an observable market quote in an active market, however, were determined to have no value as of June 30, 2025 and December 31, 2024 due to a notification from the NYSE American in December 2023 that the NYSE American had determined to (a) commence proceedings to delist the Company’s Public Warrants, each whole warrant exercisable to purchase one share of the Company’s Common Stock, par value $0.0001 per share, at a price of $11.50 per share, and listed to trade on the NYSE American under the symbol “BURU.WS”, and (b) immediately suspend trading in the Public Warrants due to “abnormally low” trading price levels.
•
Level 3:
o
Level 3 assets include the Convertible Note Receivable (as defined and described in Note 5), which is classified as Level 3 due to the use of unobservable inputs in the valuation of the asset. There were no transfers between Level 1, Level 2, and Level 3 in any periods presented.
o
Level 3 liabilities include (i) the Junior Note Warrants (as defined and described in Note 8 and Note 10), (ii) our debt recorded under the fair value option, including the Indigo Capital Convertible Notes, Agile Note, Diagonal Convertible Note, Boot Convertible Note, Brick Lane Convertible Notes and Bomore Convertible Notes (each as defined and described in Note 8), and (iii) through early March 2025, the August 2024 Convertible Note Derivative Liability (as defined and described in Note 8), each of which is classified as Level 3 due to the use of unobservable inputs in the valuation of the liability. Gains or losses from the remeasurement of (i) the Junior Note Warrants are recorded as part of change in fair value of warrant liabilities, (ii) debt recorded under the fair value option are recorded as part of change in fair value of notes payable, (iii) the SEPA liability, as further described in Note 11, are recorded as part of change in fair value of SEPA liability, and (iv) the August 2024 Convertible Note Derivative Liability are recorded as part of change in fair value of derivative liability in the condensed consolidated statements of operations. There were no transfers between Level 1, Level 2, and Level 3 in any periods presented.

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of June 30, 2025 and December 31, 2024:

	At June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Note Receivable	$—	$—	$748,600	$748,600
Total assets	$—	$—	$748,600	$748,600

Liabilities:
Junior Note Warrants	$—	$—	$18,301	$18,301
Notes payable - fair value option	—	—	9,510,017	9,510,017
SEPA liability	—	—	3,297,922	3,297,922
Total liabilities	$—	$—	$12,826,240	$12,826,240

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900
Total liabilities	$—	$—	$166,515	$166,515

(1)
Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8. In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 8.

Level 3 Financial Assets

Convertible Note Receivable

The following table sets forth a summary of the changes in fair value of the Company's Convertible Note Receivable:

	Three Months Ended June 30,	Six Months Ended June 30,
	2025	2025
Fair value, beginning balance	$260,000	$—
Fair value at issuance	—	260,000
Principal additions	500,000	650,000
Contributions from related party	—	(150,000)
Change in fair value	(11,400)	(11,400)
Fair value, ending balance	$748,600	$748,600

The aggregate fair value of the Convertible Note Receivable was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Convertible Note Receivable at issuance and June 30, 2025 were as follows:

Six Months Ended June 30,
2025
Convertible Note Receivable
Stock price	$0.000038 - 0.000048
Expected term (in years)	1.00 - 1.25
Expected volatility	157.7% - 188.1%
Risk-free interest rate	3.8% - 4.2%
Expected dividend yield	0.0%

Level 3 Financial Liabilities

Junior Note Warrants

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Fair value, beginning balance	$1,315	$2,235,208	$128,615	$2,238,519
Change in fair value	16,986	(1,783,201)	(110,314)	(1,786,512)
Fair value, ending balance	$18,301	$452,007	$18,301	$452,007

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Six Months Ended June 30,
	2025	2024
Junior Note Warrants:
Stock price	$0.35	$0.03 - 0.14
Expected term (in years)	3.4 - 4.1	4.4 - 4.7
Expected volatility	66.2% - 70.8%	58.9% - 69.8%
Risk-free interest rate	3.7%	4.2% - 4.3%
Expected dividend yield	0.0%	0.0%

Notes Payable - Fair Value Option

The following tables set forth a summary of the changes in fair value of the Company's notes payable recorded under the fair value option:

	Three Months Ended June 30, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$4,047,000	$3,803,374	$—	$(2,761,362)	$1,173,366	$6,262,378
Agile Note	—	500,000	58,417	—	316,143	874,560
Diagonal Convertible Note	—	399,955	—	—	(6,735)	393,220
Boot Convertible Note	—	193,215	—	—	(3,254)	189,961
Brick Lane Convertible Notes	—	2,565,384	—	(2,264,573)	(29,972)	270,839
Bomore Convertible Notes	—	1,411,829	—	—	(28,190)	1,383,639
Torcross Convertible Notes	—	133,883	—	—	1,537	135,420
Total	$4,047,000	$9,007,640	$58,417	$(5,025,935)	$1,422,895	$9,510,017

	Six Months Ended June 30, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$—	$9,014,474	$—	$(3,668,940)	$916,844	$6,262,378
Agile Note	—	500,000	58,417	—	316,143	874,560
Diagonal Convertible Note	—	399,955	—	—	(6,735)	393,220
Boot Convertible Note	—	193,215	—	—	(3,254)	189,961
Brick Lane Convertible Notes	—	2,565,384	—	(2,264,573)	(29,972)	270,839
Bomore Convertible Notes	—	1,411,829	—	—	(28,190)	1,383,639
Torcross Convertible Notes	—	133,883	—	—	1,537	135,420
Total	$—	$14,218,740	$58,417	$(5,933,513)	$1,166,373	$9,510,017

The fair value of the Company's notes payable recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of the notes payable recorded under the fair value option at issuance and June 30, 2025 were as follows:

Six Months Ended June 30, 2025
Valuation Inputs:	Indigo Capital Convertible Notes(1)	Agile Note(2)	Diagonal Convertible Note(1)	Boot Convertible Note(1)	Bomore Convertible Notes(3)	Brick Lane Convertible Notes(1)(3)	Torcross Convertible Note(3)
Stock price	$0.16 - 0.35	N/A	$0.14 - 0.35	$0.14 - 0.35	$0.33 - 0.35	$0.31 - 0.35	$0.34 - 0.35
Expected term (in years)	0.67 - 0.99	0.49 - 0.58	0.66 - 0.79	0.66 - 0.79	0.96 - 1.00	0.92 - 1.00	0.98 - 1.00
Expected volatility	237.8% - 268.7%	N/A	220.5% - 245.4%	220.5% - 245.4%	N/A	258.4%	N/A
Risk-free interest rate	4.0% - 4.2%	N/A	4.2%	4.2%	N/A	4.1%	N/A
Risk-adjusted discount rate	0.0% - 12.9%	18.0% - 18.6%	N/A	N/A	N/A	N/A	N/A
Expected dividend yield	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1)
Fair value was estimated using a Monte Carlo simulation model, which incorporates significant assumptions including the expected volatility of the Company's stock price, the risk-free interest rate, and the timing and probability of future liquidity events.
(2)
Fair value was estimated using a discounted cash flow method, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgment in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.
(3)
Fair value was estimated using the current value method, which allocates the Company's most recent enterprise value to the various classes of equity based on their respective rights and preferences.

SEPA Liability

The following table sets forth a summary of the changes in fair value of the Company's SEPA liability:

	Three Months Ended June 30,	Six Months Ended June 30,
	2025	2025
Fair value, beginning balance	$—	$—
Fair value at issuance	3,582,724	3,582,724
Common stock issued (1)	(545,309)	(545,309)
Change in fair value	260,507	260,507
Fair value, ending balance	$3,297,922	$3,297,922

(1)
Relates to the first 50% of Common Stock issued to the SEPA Investor during the second quarter of 2025 in connection with the commitment fee payable to the SEPA Investor in Common Stock in an amount equal to 1% of the Commitment Amount, or $1,000,000, to be paid 50% on execution of the SEPA and 50% to be paid 90 days after execution of the SEPA, as further detailed in Note 11.

The fair value of the Company's SEPA liability at issuance and as of June 30, 2025 was estimated using (i) related to the put option, a Monte Carlo valuation model utilizing various inputs including the Company’s stock price, volatility, risk-free interest rate, expected term of the agreement and expected share draw amount and (ii) related to the shares issuable in connection with the SEPA commitment fee, the fair value of the underlying shares, each of which is a Level 3 valuation. The fair value of the embedded forward option is determined using the fair value of the underlying shares less the fixed purchase price, however, the embedded forward option was deemed to have no value as there were no notices for the sale of the Company's Common Stock as of June 30, 2025. The significant inputs to the calculation of the fair value of the SEPA liability at issuance and June 30, 2025 were as follows:

Six Months Ended June 30,
2025
SEPA Liability
Stock price	$0.35 - 0.37
Expected term (in years)	2.9 - 3.0
Expected volatility	205%
Risk-free interest rate	3.7% - 3.9%
Expected dividend yield	0.0%

August 2024 Convertible Note Derivative Liability

In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 8.

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Fair value, beginning balance	$—	$—	$37,900	$—
Extinguishment of August 2024 Convertible Notes	—	—	(37,900)	—
Fair value, ending balance	$—	$—	$—	$—

NOTE 5. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

Level 1: Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2: Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

An asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The Company’s financial instruments that are carried at fair value consists of Level 1 and Level 3 assets and liabilities. Level 1 assets include highly liquid bank deposits and money market funds, which were not material as of December 31, 2024 and 2023. Level 1 liabilities include the Public Warrants and are classified as Level 1 due to the use of an observable market quote in an active market. The Company measured the fair value of the Public Warrants on the date of the Closing of the Business Combination based on the close price of the Public Warrant price. Level 3 liabilities include (i) the Junior Note Warrants (as defined in Note 8, Notes and Convertible Notes Payable), (ii) the August 2024 Convertible Note Derivative Liability (as defined and described in Note 8, Notes and Convertible Notes Payable) and (iii) the Legacy Nuburu Convertible Notes (as described in Note 3, Reverse Recapitalization), each of which is classified as Level 3 due to the use of unobservable inputs in the valuation of the liability. During the year ended December 31, 2024, no warrants were exercised.

The gains and losses from re-measurement of Level 1 and Level 3 financial liabilities are recorded as part of change in fair value of warrant liabilities and change in fair value of derivative liability in the consolidated statements of operations. There were no transfers between Level 1, Level 2, and Level 3 in any periods presented.

The following tables set forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2024 and 2023:

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$2,238,519	$2,238,519

(1) Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8, Notes and Convertible Notes Payable.

On December 12, 2023, the New York Stock Exchange American (“NYSE American”) notified the Company, and publicly announced, that the NYSE American had determined to (a) commence proceedings to delist the Company’s Public Warrants, each whole warrant exercisable to purchase one share of the Company’s common stock, par value $0.0001 per share, at a price of $11.50 per share, and listed to trade on the NYSE American under the symbol “BURU.WS”, and (b) immediately suspend trading in the Public Warrants due to “abnormally low” trading price levels. As such, the Public Warrants were determined to have no value as of December 31, 2023.

Level 3 Financial Liabilities

Junior Note Warrants

The following tables set forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Year Ended December 31,
2024
Fair value as of December 31, 2023	$2,238,519
Change in fair value	(2,109,904)
Fair value as of December 31, 2024	$128,615

Year Ended December 31,
2023
Fair value at issuance	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value as of December 31, 2023	$2,238,519

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Year Ended December 31,
	2024	2023
Common Stock Warrants:
Stock price	$0.03 - 0.67	$0.15 - 0.18
Expected term (in years)	3.9 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 79.6%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

August 2024 Convertible Note Derivative Liability

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

Fair value as of December 31, 2023	$—
Initial recognition at fair value	179,000
Change in fair value	(141,100)
Fair value as of December 31, 2024	$37,900

The aggregate fair value of the August 2024 Convertible Note Derivative Liability was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the August 2024 Convertible Note Derivative Liability during the year ended December 31, 2024 were as follows:

Year Ended December 31, 2024
August 2024 Convertible Note Derivative Liability:
Stock price	$0.51 - $1.82
Expected term (in years)	0.35 - 0.46
Expected volatility	253.0% - 285.4%
Risk-free interest rate	4.6% - 5.0%
Expected dividend yield	0.0%